UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/14

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2014 (unaudited)
	Industry	Shares	Value
Common Stocks 85.2%
Argentina 0.1%
[a,b]Grupo Clarin SA, B, GDR, Reg S	Media	314,942	$1,826,664

Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	243,992	8,252,365

Belgium 2.9%
Anheuser-Busch InBev NV	Beverages	538,060	56,415,907

Brazil 11.5%
Ambev SA	Beverages	19,800,785	147,946,180
M Dias Branco SA	Food Products	647,700	26,095,867
Souza Cruz SA	Tobacco	5,619,996	51,033,443
			225,075,490
Cambodia 0.4%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,545,300	8,901,756

Chile 0.5%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	287,024	9,110,142

China 10.9%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	4,301,000	22,346,602
[b]Angang Steel Co. Ltd., H	Metals & Mining	24,750,000	15,316,285
[b]Baidu Inc., ADR	Internet Software & Services	341,700	52,068,246
Brilliance China Automotive Holdings Ltd.	Automobiles	2,804,100	4,294,840
[b]China Shipping Development Co. Ltd., H	Marine	27,345,600	15,618,099
Lenovo Group Ltd.	Technology Hardware, Storage &
	Peripherals	23,143,100	25,421,322
NetEase Inc., ADR	Internet Software & Services	749,000	50,407,700
Tencent Holdings Ltd.	Internet Software & Services	387,900	26,980,390
			212,453,484
Hong Kong 12.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,743,062	16,977,424
Esprit Holdings Ltd.	Specialty Retail	3,342,900	5,568,304
Giordano International Ltd.	Specialty Retail	12,306,800	7,933,268
Luk Fook Holdings (International) Ltd.	Specialty Retail	10,509,793	33,129,130
[b]Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	1,015,385	39,244,630
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	10,220,300	36,037,776
Sands China Ltd.	Hotels, Restaurants & Leisure	5,578,300	41,604,684
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	18,222,295	51,214,928
[b]Summit Ascent Holdings Ltd.	Trading Companies & Distributors	4,157,100	6,077,718
			237,787,862
India 5.5%
Tata Consultancy Services Ltd.	IT Services	2,164,085	76,742,713
Tata Motors Ltd.	Automobiles	4,545,400	30,170,125
			106,912,838
Kenya 1.2%
Equity Bank Ltd.	Banks	37,843,734	13,906,696
Kenya Commercial Bank Ltd.	Banks	16,749,872	8,917,756
			22,824,452
Nigeria 1.0%
Ecobank Transnational Inc.	Banks	7,423,929	585,188
Nigerian Breweries PLC	Beverages	13,113,415	12,313,342
Zenith Bank PLC	Banks	48,579,702	5,886,665
			18,785,195
Peru 0.6%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	995,074	12,508,080

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Philippines 0.8%
Ayala Corp.	Diversified Financial Services	896,870	11,581,565
[b]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	4,965,100	1,113,709
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	12,664,600	3,678,280
			16,373,554
Qatar 3.7%
Industries Qatar QSC	Industrial Conglomerates	1,434,716	73,444,851
Romania 0.2%
Nuclearelectrica SA	Independent Power & Renewable
	Electricity Producers	85,165	246,744
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	381,600	3,889,608
			4,136,352
Russia 1.3%
Alrosa AO	Metals & Mining	4,487,400	4,615,447
[d]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	254,629	14,148,460
[d]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	52,129	2,896,548
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	183,700	3,054,013
			24,714,468
Singapore 0.9%
K-REIT Asia	Real Estate Investment Trusts
	(REITs)	18,552,560	16,814,341
South Africa 7.9%
MTN Group Ltd.	Wireless Telecommunication
	Services	1,257,100	25,731,234
Naspers Ltd., N	Media	325,874	35,937,830
Remgro Ltd.	Diversified Financial Services	4,775,789	92,942,558
			154,611,622
South Korea 2.9%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	839,870	34,504,942
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	17,192	21,681,713
			56,186,655
Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	411,978	9,994,213
Switzerland 3.0%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	624,203	59,595,852
Taiwan 3.1%
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor
	Equipment	2,406,000	11,021,657
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	12,609,000	49,065,479
			60,087,136
Thailand 1.7%
Quality Houses PCL, fgn.	Real Estate Management &
	Development	44,484,600	4,143,207
Thai Beverage PCL	Beverages	61,545,200	29,601,976
			33,745,183
Turkey 0.5%
Turkiye Garanti Bankasi AS	Banks	2,850,000	9,751,104
United Arab Emirates 5.3%
Emaar Properties PJSC	Real Estate Management &
	Development	37,994,920	102,926,614
United Kingdom 4.4%
Unilever PLC	Food Products	2,006,089	85,668,112

Templeton Developing Markets Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)

United States 1.2%
Avon Products Inc.	Personal Products	1,666,613	24,399,214
Vietnam 0.1%
DHG Pharmaceutical JSC	Pharmaceuticals	334,320	2,202,653
Zimbabwe 0.5%
Delta Corp. Ltd.	Beverages	8,502,716	9,778,974
Total Common Stocks (Cost $1,257,765,533)			1,665,285,133
Direct Equity Investments (Cost $2,706,336) 0.1%
Vietnam 0.1%
[d,e,f] Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned	Real Estate Management &
investment	Development	—	1,387,494
Participatory Notes (Cost $69,724,122) 4.3%
Saudi Arabia 4.3%
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	3,407,499	84,270,943
Preferred Stocks (Cost $17,601,510) 1.1%
Chile 1.1%
Embotelladora Andina SA, pfd., A	Beverages	7,622,964	22,103,607
Total Investments before Short Term Investments (Cost $1,347,797,501)			1,773,047,177

Short Term Investments (Cost $144,982,304) 7.5%
Money Market Funds 7.5%
United States 7.5%
[b,g]Institutional Fiduciary Trust Money Market Portfolio		144,982,304	144,982,304
Total Investments (Cost $1,492,779,805) 98.2%			1,918,029,481
Other Assets, less Liabilities 1.8%			35,921,139
Net Assets 100.0%			$1,953,950,620

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $88,160,551, representing 4.51% of net assets.
d At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e See Note 4 regarding restricted securities.
f See Note 5 regarding holdings of 5% voting securities.
g The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company. The Fund is an investment company for accounting purposes and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,529,448,812

Unrealized appreciation	$442,858,878
Unrealized depreciation	(54,278,209)
Net unrealized appreciation (depreciation)	$388,580,669

4. RESTRICTED SECURITIES

At March 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value

-	Mayfair Hanoi, Ltd., 37.50% equity owned through HEA
	Holdings Ltd., a wholly owned investment (Value is 0.07%
	of Net Assets)	10/31/96	$2,706,336	$1,387,494

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended March 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Controlled Affiliates a
Mayfair Hanoi, Ltd., 37.50% equity owned
through HEA Holdings Ltd., a wholly owned
investment (Value is 0.07% of Net Assets)	-	-	-	-	$1,387,494	$680,000	$-

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$7,511,995	$17,202,473	$-	$24,714,468
Vietnam	2,202,653	-	1,387,494	3,590,147
All Other Equity Investments[b]	1,660,471,619	-	-	1,660,471,619
Participatory Notes	-	84,270,943	-	84,270,943
Short Term Investments	144,982,304	-	-	144,982,304
Total Investments in Securities	$1,815,168,571	$101,473,416	$1,387,494	$1,918,029,481

aIncludes common and preferred stocks as well as other equity investments.

 bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2014